Related Party Transactions - Summary of Related Party Transactions and Balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Transactions	$ 3,606	$ 7,012
Balance outstanding	(510)	(662)
Marketing, brand research and development services
Disclosure Of Transactions Between Related Parties [Line Items]
Transactions	1,144	3,117
Balance outstanding		(265)
Legal services
Disclosure Of Transactions Between Related Parties [Line Items]
Transactions	2,462	3,895
Balance outstanding	$ (510)	$ (397)